CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2019
Cash, Cash Equivalents and Restricted Cash
Schedule of Cash, Cash Equivalents and Restricted Cash

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Cash and cash equivalents	195,303	211,436	157,600
Restricted cash	2,350	30,072	—
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows	197,653	241,508	157,600